Credit risk (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Disclosure Of Base Expected Credit Losses to Probability weighted Estimated Credit Losses

	Weighted	Upside 1	Base case	Downside 1	Downside 2	Downside 3
2020	£m	£m	£m	£m	£m	£m
Exposure	322,745	322,745	322,745	322,745	322,745	322,745
Retail Banking	210,251	210,251	210,251	210,251	210,251	210,251
–of which mortgages	180,006	180,006	180,006	180,006	180,006	180,006
CCB	24,503	24,503	24,503	24,503	24,503	24,503
CIB	11,646	11,646	11,646	11,646	11,646	11,646
Corporate Centre	76,345	76,345	76,345	76,345	76,345	76,345

ECL	1,377	1,129	1,222	1,300	1,613	1,802
Retail Banking	706	610	587	660	850	863
–of which mortgages	280	212	207	253	389	415
CCB	603	485	575	567	671	824
CIB	33	5	26	40	53	66
Corporate Centre	35	29	34	33	39	49

	%	%	%	%	%	%
Proportion of assets in Stage 2	5.3	4.6	4.7	4.6	6.6	6.8
Retail Banking	5.4	4.6	4.6	4.7	7.2	7.0
–of which mortgages	5.7	4.8	4.9	4.9	7.7	7.5
CCB	22.4	20.1	20.8	20.2	24.5	28.6
CIB	1.7	1.7	1.7	1.7	1.7	1.7
Corporate Centre	—	—	—	—	—	—

	Weighted	Upside 2	Upside 1	Base Case	Downside 1	Downside 2
2019	£m	£m	£m	£m	£m	£m
Exposure	310,155	310,155	310,155	310,155	310,155	310,155
Retail Banking	204,780	204,780	204,780	204,780	204,780	204,780
–of which mortgages	178,788	178,788	178,788	178,788	178,788	178,788
CCB	24,118	24,118	24,118	24,118	24,118	24,118
CIB	13,384	13,384	13,384	13,384	13,384	13,384
Corporate Centre	67,873	67,873	67,873	67,873	67,873	67,873

ECL	863	640	680	726	855	1,542
Retail Banking	549	425	433	448	525	1,084
–of which mortgages	218	122	127	137	196	660
CCB	262	195	212	229	275	398
CIB	50	19	34	48	53	58
Corporate Centre	2	1	1	1	2	2

	%	%	%	%	%	%
Proportion of assets in Stage 2	3.8	2.8	2.8	2.8	3.2	6.8
Retail Banking	4.5	3.2	3.3	3.3	3.7	8.3
–of which mortgages	4.6	3.1	3.1	3.1	3.6	8.7
CCB	8.7	7.4	7.4	7.4	8.5	16.3
CIB	1.5	1.5	1.5	1.5	1.5	1.5
Corporate Centre	0.1	0.1	0.1	0.1	0.1	0.3

Schedule Of Impact On Profit Before Tax Of Applying An Immediate And Permanent House Price Increase Or Decrease To Our Base Case Economic Scenario Explanatory	The table below shows the impact on profit before tax of applying an immediate and permanent house price increase / decrease to our unweighted base case economic scenario, and assumes no changes to the staging allocation of exposures. In 2019, we applied 40% weighting to the base case economic scenario, therefore a change in the basis of preparation in 2020. 2019 numbers have been restated.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2020	63	38	(66)	(183)
2019	41	25	(39)	(105)

Summary of Credit Rating of Financial Assets Subject to Credit Risk

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	41.3	—	—	—	—	—	—	—	—	41.3
–Stage 1	41.3	—	—	—	—	—	—	—	—	41.3
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	8.0	27.7	74.4	44.1	13.5	27.0	8.2	7.2	(1.3)	208.8
–Stage 1	8.0	27.6	74.0	42.6	10.8	19.0	1.1	7.0	(0.2)	189.9
–Stage 2	—	0.1	0.4	1.5	2.7	8.0	4.2	0.2	(0.5)	16.6
–Stage 3	—	—	—	—	—	—	2.9	—	(0.6)	2.3
Of which mortgages:	7.9	24.3	68.0	36.8	5.6	19.6	4.5	—	(0.3)	166.4
–Stage 1	7.9	24.3	67.7	35.5	3.9	14.7	0.6	—	—	154.6
–Stage 2	—	—	0.3	1.3	1.7	4.9	2.1	—	(0.2)	10.1
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.1	0.1	0.4	—	—	—	—	1.1	—	1.7
–Stage 1	0.1	0.1	0.4	—	—	—	—	1.1	—	1.7
–Reverse repo agreements – non trading	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Stage 1	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Other financial assets at amortised cost	1.2	—	—	—	—	—	—	—	—	1.2
–Stage 1	1.2	—	—	—	—	—	—	—	—	1.2
Total financial assets at amortised cost	21.5	31.1	76.3	46.5	13.5	27.0	8.2	8.5	(1.3)	231.3
Financial assets at FVOCI:	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
–Stage 1	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
Total on balance sheet	68.1	34.5	76.5	46.6	13.5	27.0	8.2	8.5	(1.3)	281.6

Total off–balance sheet	0.4	8.8	9.5	8.8	5.1	1.6	0.5	8.5	(0.1)	43.1
–Stage 1	0.4	8.8	9.5	8.6	4.7	1.1	0.2	8.5	—	41.8
–Stage 2	—	—	—	0.2	0.4	0.5	0.2	—	(0.1)	1.2
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	68.5	43.3	86.0	55.4	18.6	28.6	8.7	17.0	(1.4)	324.7

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.1	0.1	0.2	0.9	—		1.3
–Stage 1	—	—	—	0.1	—	—	0.1	—		0.2
–Stage 2	—	—	—	—	0.1	0.2	0.2	—		0.5
–Stage 3	—	—	—	—	—	—	0.6	—		0.6
Of which mortgages:	—	—	—	—	—	0.1	0.2	—		0.3
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	0.1	0.1	—		0.2
–Stage 3	—	—	—	—	—	—	0.1	—		0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total financial assets at amortised cost	—	—	—	0.1	0.1	0.2	0.9	—		1.3
Financial assets at FVOCI:	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total on balance sheet	—	—	—	0.1	0.1	0.2	0.9	—		1.3

Total off–balance sheet	—	—	—	—	—	—	0.1	—		0.1
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	—	0.1	—		0.1
–Stage 3	—	—	—	—	—	—	—	—		—
Total ECL	—	—	—	0.1	0.1	0.2	1.0	—		1.4

	Santander UK risk grade								Total
	9	8	7	6	5	4	3 to 1	Other(1)
2020	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.2	0.7	0.7	11.0	—	0.6
–Stage 1	—	—	—	0.2	—	—	9.1	—	0.1
–Stage 2	—	—	—	—	3.7	2.5	4.8	—	3.0
–Stage 3	—	—	—	—	—	—	20.7	—	26.1
Of which mortgages:	—	—	—	—	—	0.5	4.4	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	2.0	4.8	—	2.0
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	0.2	0.7	0.7	11.0	—	0.6
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	0.2	0.7	0.7	11.0	—	0.5

Total off–balance sheet	—	—	—	—	—	—	20.0	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	50.0	—	8.3
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	0.2	0.5	0.7	11.5	—	0.4

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(3)		Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	21.2	—	—	—	—	—	—	—	—	21.2
–Stage 1	21.2	—	—	—	—	—	—	—	—	21.2
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	11.4	30.6	75.4	52.1	18.8	10.9	6.2	2.8	(0.8)	207.4
–Stage 1	11.4	30.6	75.0	50.9	16.1	6.2	1.2	2.8	(0.1)	194.1
–Stage 2	—	—	0.4	1.2	2.7	4.7	2.7	—	(0.3)	11.4
–Stage 3	—	—	—	—	—	—	2.3	—	(0.4)	1.9
Of which mortgages:	9.8	25.0	71.9	42.9	7.7	4.2	3.9	—	(0.2)	165.2
–Stage 1	9.8	25.0	71.7	42.0	5.7	1.1	0.2	—	—	155.5
–Stage 2	—	—	0.2	0.9	2.0	3.1	2.0	—	(0.1)	8.1
–Stage 3	—	—	—	—	—	—	1.7	—	(0.1)	1.6
–Loans and advances to banks	—	0.2	0.4	—	—	—	—	1.3	—	1.9
–Stage 1	—	0.2	0.4	—	—	—	—	1.3	—	1.9
–Reverse repo agreements – non trading	15.3	2.4	4.2	1.5	—	—	—	0.2	—	23.6
–Stage 1	15.3	2.4	4.2	1.5	—	—	—	0.2	—	23.6
–Other financial assets at amortised cost	7.1	—	—	—	—	—	—	—	—	7.1
–Stage 1	7.1	—	—	—	—	—	—	—	—	7.1
Total financial assets at amortised cost	33.8	33.2	80.0	53.6	18.8	10.9	6.2	4.3	(0.8)	240.0
Financial assets at FVOCI:	6.1	3.2	0.4	—	—	—	—	—	—	9.7
–Stage 1	6.1	3.2	0.4	—	—	—	—	—	—	9.7
Total on balance sheet	61.1	36.4	80.4	53.6	18.8	10.9	6.2	4.3	(0.8)	270.9

Total off–balance sheet	0.9	8.5	8.4	8.1	5.0	1.1	0.5	9.1	(0.1)	41.5
–Stage 1	0.9	8.5	8.4	8.0	4.7	1.0	0.3	9.1	—	40.9
–Stage 2	—	—	—	0.1	0.3	0.1	0.2	—	(0.1)	0.6
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total exposures	62.0	44.9	88.8	61.7	23.8	12.0	6.7	13.4	(0.9)	312.4

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(3)	Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	0.1	0.2	0.5	—	0.8
–Stage 1	—	—	—	—	—	0.1	—	—	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3
–Stage 3	—	—	—	—	—	—	0.4	—	0.4
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1
–Stage 3	—	—	—	—	—	—	0.1	—	0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.1	0.2	0.5	—	0.8
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.1	0.2	0.5	—	0.8

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1
–Stage 3	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.1	0.2	0.6	—	0.9

2019	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	0.5	1.8	8.1	—	0.4
–Stage 1	—	—	—	—	—	1.6	—	—	0.1
–Stage 2	—	—	—	—	3.7	2.1	3.7	—	2.6
–Stage 3	—	—	—	—	—	—	17.4	—	21.1
Of which mortgages:	—	—	—	—	—	2.4	2.6	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	3.2	—	—	1.2
–Stage 3	—	—	—	—	—	—	5.9	—	6.3
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.5	1.8	8.1	—	0.3
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.5	1.8	8.1	—	0.3

Total off–balance sheet	—	—	—	—	—	—	20.0	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	50.0	—	16.7
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	0.4	1.7	9.0	—	0.3
(1)Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios, as well as loans written as part of the Government Covid-19 support schemes for micro-SMEs. We use scorecards for these items, rather than rating models.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
(3)Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.

Summary of IFRS 9 Credit Quality
Total on-balance sheet exposures at 31 December 2020 comprised £207.0bn of customer loans, loans and advances to banks of £1.7bn, £20.8bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £41.3bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2020	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	170,128	11,341	1,935	183,404
–of which mortgages	154,586	10,345	1,799	166,730
Corporate & Commercial Banking	11,167	5,498	961	17,626
Corporate & Investment Banking	2,587	198	—	2,785
Corporate Centre	75,743	27	—	75,770
Total on-balance sheet	259,625	17,064	2,896	279,585
Off-balance sheet
Retail Banking(1)	26,550	256	41	26,847
–of which mortgages(1)	13,180	82	14	13,276
Corporate & Commercial Banking	6,050	768	59	6,877
Corporate & Investment Banking	8,630	231	—	8,861
Corporate Centre	558	17	—	575
Total off-balance sheet(2)	41,788	1,272	100	43,160
Total exposures	301,413	18,336	2,996	322,745

ECL
On-balance sheet
Retail Banking	100	350	218	668
–of which mortgages	15	130	132	277
Corporate & Commercial Banking	46	189	342	577
Corporate & Investment Banking	5	17	—	22
Corporate Centre	35	—	—	35
Total on-balance sheet	186	556	560	1,302
Off-balance sheet
Retail Banking	18	19	1	38
–of which mortgages	2	1	—	3
Corporate & Commercial Banking	8	10	8	26
Corporate & Investment Banking	4	7	—	11
Total off-balance sheet	30	36	9	75
Total ECL	216	592	569	1,377

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	0.1	3.1	11.3	0.4
–of which mortgages	—	1.3	7.3	0.2
Corporate & Commercial Banking	0.4	3.4	35.6	3.3
Corporate & Investment Banking	0.2	8.6	—	0.8
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	3.3	19.3	0.5
Off-balance sheet
Retail Banking	0.1	7.4	2.4	0.1
–of which mortgages	—	1.2	—	—
Corporate & Commercial Banking	0.1	1.3	13.6	0.4
Corporate & Investment Banking	—	3.0	—	0.1
Total off-balance sheet	0.1	2.8	9.0	0.2
Total coverage	0.1	3.2	19.0	0.4
(1)Off-balance sheet exposures include £7.7bn of retail mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2019 comprised £205.0bn of customer loans, loans and advances to banks of £1.9bn, £30.7bn of sovereign assets measured at amortised cost, £9.7bn of assets measured at FVOCI, and £21.2bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2019	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	167,609	9,289	1,864	178,762
–of which mortgages	155,477	8,157	1,722	165,356
Corporate & Commercial Banking	15,871	2,096	424	18,391
Corporate & Investment Banking	3,843	198	—	4,041
Corporate Centre	67,272	94	—	67,366
Total on-balance sheet	254,595	11,677	2,288	268,560
Off-balance sheet
Retail Banking(1)	25,795	186	37	26,018
–of which mortgages(1)	13,353	67	12	13,432
Corporate & Commercial Banking	5,410	289	28	5,727
Corporate & Investment Banking	9,129	199	15	9,343
Corporate Centre	507	—	—	507
Total off-balance sheet(2)	40,841	674	80	41,595
Total exposures	295,436	12,351	2,368	310,155

ECL
On-balance sheet
Retail Banking	76	246	200	522
–of which mortgages	11	100	103	214
Corporate & Commercial Banking	46	45	156	247
Corporate & Investment Banking	1	13	—	14
Corporate Centre	1	1	—	2
Total on-balance sheet	124	305	356	785
Off-balance sheet
Retail Banking	13	13	1	27
–of which mortgages	3	1	—	4
Corporate & Commercial Banking	7	6	2	15
Corporate & Investment Banking	3	24	9	36
Total off-balance sheet	23	43	12	78
Total ECL	147	348	368	863

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	—	2.6	10.7	0.3
–of which mortgages	—	1.2	6.0	0.1
Corporate & Commercial Banking	0.3	2.1	36.8	1.3
Corporate & Investment Banking	—	6.6	—	0.3
Corporate Centre	—	1.1	—	—
Total on-balance sheet	—	2.6	15.6	0.3
Off-balance sheet
Retail Banking	0.1	7.0	2.7	0.1
–of which mortgages	—	1.5	—	—
Corporate & Commercial Banking	0.1	2.1	7.1	0.3
Corporate & Investment Banking	—	12.1	60.0	0.4
Total off-balance sheet	0.1	6.4	15.0	0.2
Total coverage	—	2.8	15.5	0.3
(1)Off-balance sheet exposures include £7.6bn of retail mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.

Summary of ECL Reconciliation
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the year. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	295,436	147	12,351	348	2,368	368	310,155	863
Transfers from Stage 1 to Stage 2(3)	(9,815)	(47)	9,815	47	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,178	110	(3,178)	(110)	—	—	—	—
Transfers to Stage 3(3)	(385)	(8)	(1,126)	(61)	1,511	69	—	—
Transfers from Stage 3(3)	12	2	326	21	(338)	(23)	—	—
Transfers of financial instruments	(7,010)	57	5,837	(103)	1,173	46	—	—
Net ECL remeasurement on stage transfer(4)	—	(101)	—	239	—	241	—	379
Change in economic scenarios(2)	—	15	—	139	—	10	—	164
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	55,546	40	1,371	64	104	52	57,021	156
Redemptions, repayments and assets sold (7)	(50,698)	(30)	(2,295)	(42)	(441)	(18)	(53,434)	(90)
Other(6)	8,141	88	1,072	(53)	185	98	9,398	133
Assets written off (7)	(2)	—	—	—	(393)	(253)	(395)	(253)
At 31 December 2020	301,413	216	18,336	592	2,996	569	322,745	1,377
Net movement in the period	5,977	69	5,985	244	628	201	12,590	514

ECL charge/(release) to the Income Statement		69		244		454		767
Less: Discount unwind		—		—		(14)		(14)
Less: Recoveries net of collection costs		—		—		(108)		(108)
Total ECL charge/(release) to the Income Statement		69		244		332		645

At 1 January 2019	290,882	143	12,011	307	2,571	357	305,464	807
Transfers from Stage 1 to Stage 2(3)	(4,101)	(11)	4,101	11	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,458	74	(3,458)	(74)	—	—	—	—
Transfers to Stage 3(3)	(361)	(2)	(595)	(24)	956	26	—	—
Transfers from Stage 3(3)	10	1	516	23	(526)	(24)	—	—
Transfers of financial instruments	(994)	62	564	(64)	430	2	—	—
Net remeasurement of ECL on stage transfer(4)	—	(66)	—	130	—	96	—	160
Change in economic scenarios(2)	—	5	—	(15)	—	(9)	—	(19)
Changes to model	—	—	—	—	—	13	—	13
New lending and assets purchased(5)	42,415	29	827	32	15	9	43,257	70
Redemptions, repayments and assets sold (7)	(40,380)	(32)	(1,344)	(28)	(459)	(42)	(42,183)	(102)
Other(6)	3,514	6	294	(14)	172	191	3,980	183
Assets written off (7)	(1)	—	(1)	—	(361)	(249)	(363)	(249)
At 31 December 2019	295,436	147	12,351	348	2,368	368	310,155	863
Net movement in the period	4,554	4	340	41	(203)	11	4,691	56

ECL charge/(release) to the Income Statement		4		41		260		305
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		(10)		(15)		(46)		(71)
Total ECL charge/(release) to the Income Statement		(6)		26		201		221
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the year. Isolates the impact on ECL from changes to the economic variables for each scenario, changes to the scenarios themselves as well as changes in the probability weights from all other movements. This also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown within Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the year. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the year. Transfers between Stages are based on opening balances and ECL at the start of the year.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the year but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the year, and which were not acquired in the year. Includes the net increase or decrease in the period of cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the year.
(7)Exposures and ECL for facilities that existed at the start of the year but not at the end.
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL in the year. The footnotes to the Santander UK group level table on page 99 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
2020	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	193,404	89	9,475	259	1,901	201	204,780	549
Transfers from Stage 1 to Stage 2 (3)	(5,242)	(9)	5,242	9	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	2,544	86	(2,544)	(86)	—	—	—	—
Transfers to Stage 3 (3)	(305)	(7)	(540)	(27)	845	34	—	—
Transfers from Stage 3 (3)	8	1	324	20	(332)	(21)	—	—
Transfers of financial instruments	(2,995)	71	2,482	(84)	513	13	—	—
Net ECL remeasurement on stage transfer (4)	—	(79)	—	144	—	42	—	107
Change in economic scenarios (2)	—	8	—	81	—	10	—	99
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased (5)	34,985	28	479	37	10	6	35,474	71
Redemptions, repayments and assets sold (7)	(28,864)	(16)	(1,181)	(22)	(319)	8	(30,364)	(30)
Other (6)	150	17	342	(46)	99	94	591	65
Assets written off (7)	(2)	—	—	—	(228)	(180)	(230)	(180)
At 31 December 2020	196,678	118	11,597	369	1,976	219	210,251	706
Net movement in the year	3,274	29	2,122	110	75	18	5,471	157

Charge/(release) to the Income Statement		29		110		198		337
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(19)		(19)
Income statement charge/(release) for the year		29		110		170		309

2019
At 1 January 2019	181,600	88	10,357	259	2,170	203	194,127	550
Transfers from Stage 1 to Stage 2 (3)	(3,078)	(8)	3,078	8	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	3,254	67	(3,254)	(67)	—	—	—	—
Transfers to Stage 3 (3)	(315)	(2)	(482)	(19)	797	21	—	—
Transfers from Stage 3 (3)	9	1	500	22	(509)	(23)	—	—
Transfers of financial instruments:	(130)	58	(158)	(56)	288	(2)	—	—
Net ECL remeasurement on stage transfer (4)	—	(60)	—	75	—	56	—	71
Change in economic scenarios (2)	—	(5)	—	(26)	—	(9)	—	(40)
Changes to model	—	—	—	—	—	13	—	13
New lending and assets purchased (5)	36,779	23	447	24	13	9	37,239	56
Redemptions, repayments and assets sold (7)	(25,809)	(20)	(1,207)	(16)	(437)	(33)	(27,453)	(69)
Other (6)	965	5	37	(1)	117	159	1,119	163
Assets written off (7)	(1)	—	(1)	—	(250)	(195)	(252)	(195)
At 31 December 2019	193,404	89	9,475	259	1,901	201	204,780	549
Net movement in the year	11,804	1	(882)	—	(269)	(2)	10,653	(1)

Charge/(release) to the Income Statement		1		—		193		194
Less: Discount unwind		—		—		(8)		(8)
Less: Recoveries net of collection costs		—		—		(31)		(31)
Income statement charge/(release) for the year		1		—		154		155
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the year. Isolates the impact on ECL from changes to the economic variables for each scenario, changes to the scenarios themselves and changes in the probability weights from all other movements. This also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved stage(s) in the year. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the year. Transfers from each stage are based on opening balances, and transfers in are based on closing balances, giving rise to a net movement on transfer.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL on facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on facilities that did not change Stage in the period, and which were not acquired in the year. Included the impact of changes in risk parameters in the year, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the year.
(7)Exposures and ECL for facilities that existed at the start of the year, but not at the end.

2020	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	168,830	14	8,224	101	1,734	103	178,788	218
Transfers from Stage 1 to Stage 2 (3)	(4,686)	(2)	4,686	2	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	1,911	17	(1,911)	(17)	—	—	—	—
Transfers to Stage 3(3)	(229)	(3)	(491)	(11)	720	14	—	—
Transfers from Stage 3(3)	4	—	311	15	(315)	(15)	—	—
Transfers of financial instruments	(3,000)	12	2,595	(11)	405	(1)	—	—
Net ECL remeasurement on stage transfer (4)	—	(15)	—	49	—	17	—	51
Change in economic scenarios(2)	—	7	—	13	—	10	—	30
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased (5)	26,102	4	237	5	1	—	26,340	9
Redemptions, repayments and assets sold (7)	(23,707)	(4)	(899)	(7)	(297)	(15)	(24,903)	(26)
Other(6)	(459)	(1)	270	(19)	24	7	(165)	(13)
Assets written off (7)	—	—	—	—	(54)	(14)	(54)	(14)
At 31 December 2020	167,766	17	10,427	131	1,813	132	180,006	280
Net movement in the year	(1,064)	3	2,203	30	79	29	1,218	62

Charge/(release) to the Income Statement		3		29		43		75
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Income statement charge/(release) for the year		3		29		40		72

2019
At 1 January 2019	157,739	12	9,432	119	1,999	106	169,170	237
Transfers from Stage 1 to Stage 2 (3)	(2,345)	(1)	2,345	1	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	2,921	24	(2,921)	(24)	—	—	—	—
Transfers to Stage 3(3)	(231)	—	(429)	(8)	660	8	—	—
Transfers from Stage 3(3)	5	(1)	485	16	(490)	(15)	—	—
Transfers of financial instruments	350	22	(520)	(15)	170	(7)	—	—
Net ECL remeasurement on stage transfer (4)	—	(23)	—	16	—	12	—	5
Change in economic scenarios(2)	—	(5)	—	(22)	—	(9)	—	(36)
Changes to model	—	—	—	—	—	13	—	13
New lending and assets purchased (5)	31,090	5	198	3	2	—	31,290	8
Redemptions, repayments and assets sold (7)	(22,439)	(1)	(1,039)	(6)	(396)	(12)	(23,874)	(19)
Other (6)	2,090	4	153	6	31	14	2,274	24
Assets written off (7)	—	—	—	—	(72)	(14)	(72)	(14)
At 31 December 2019	168,830	14	8,224	101	1,734	103	178,788	218
Net movement in the year	11,091	2	(1,208)	(18)	(265)	(3)	9,618	(19)

Charge/(release) to the Income Statement		2		(17)		11		(4)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		—		—
Income statement charge/(release) for the year		2		(17)		7		(8)

Summary of Residential Mortgages by Credit Performance
Credit performance (audited)

	2020	2019
	£m	£m
Mortgage loans and advances to customers of which:	166,730	165,356
–Stage 1	154,586	155,477
–Stage 2	10,345	8,157
–Stage 3	1,799	1,722
Loss allowances(3)	280	218

	%	%
Stage 1 ratio(1)	92.72	94.03
Stage 2 ratio(1)	6.20	4.93
Stage 3 ratio(2)	1.09	1.05
(1)Stage 1/Stage 2 exposures as a percentage of customer loans.
(2)Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures.
(3)The ECL allowance is for both on and off–balance sheet exposures.

Summary of Consumer (Auto) Finance and Other Unsecured Lending By Forbearance
The balances (audited) at 31 December 2020 and 31 December 2019 were: :

		Other unsecured
	Consumer (auto) Finance	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2020	£m	£m	£m	£m	£m	£m
Total	9	—	43	16	59	68
–Stage 2	4	—	10	5	15	19
–Stage 3	5	—	33	11	44	49

2019
Total	7	—	51	25	76	83
–Stage 2	5	—	10	7	17	22
–Stage 3	2	—	41	18	59	61

Customer Classification
We manage credit risk across all our business segments in line with the credit risk lifecycle that we show in the next section. We tailor the way we manage risk to the type of customer. We classify our customers as standardised or non-standardised:

Standardised	Non-standardised
–Mainly individuals and small businesses. Their transactions are for relatively small amounts of money and share similar credit characteristics.	–Mainly medium and large corporate customers. Their transactions are for larger values and have more diverse credit characteristics.
–We manage risk using automated decision-making tools. These are backed by teams of expert analysts.	–We manage risk through expert analysis with support from internal risk assessment models.

Key Differences Between Regulatory EL And IFRS 9 ECL Models	Key differences between regulatory EL and IFRS 9 ECL models
There are differences between the regulatory EL and the IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we need to make several adjustments to ensure the outcome is in line with the IFRS 9 requirements, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Floored at amount owed, except on some revolving facilities. Recognises ability for exposure to reduce from the balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At the weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date

Definition Of Default

Retail Banking
–They have been reported bankrupt or insolvent. This excludes accounts which are up to date and are not defaulted.
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default, but have not caught up with the payments they had missed before that, or they have had multiple forbearance
–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Other business segments: Corporate & Commercial Banking, Corporate & Investment Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value.

Summary Of Sector Split Explanatory
Corporate customer sector split(1)

	2020	2019
	Total	Total
	£bn	£bn
Social housing	5.8	6.4
Other real estate	4.9	5.5
Wholesale & retail trade	3.7	3.8
Accommodation & food	2.1	1.8
Construction	1.6	1.2
Human health & social work	1.5	1.4
Professional, scientific and technical	1.3	1.0
Administrative & support services	1.3	1.3
Manufacturing	1.0	1.2
Information & communication	0.8	0.5
Transport & storage	0.5	0.5
Electricity & gas	0.6	0.5
Arts, entertainment & recreation	0.4	0.3
Other segments	2.0	1.0
Total corporate loans	27.5	26.4
Of which government lending schemes	4.6	—
(1)Total corporate loans includes £24.3bn of Corporate lending (CCB, CIB and Business Banking) and £3.2bn of non-core loans in Corporate Centre (which is mostly Social Housing).

Other business segments
Statement [Line Items]
Summary of ECL Reconciliation

Corporate & Commercial Banking	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	21,281	53	2,385	51	452	158	24,118	262
Transfers from Stage 1 to Stage 2(3)	(4,443)	(37)	4,443	37	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	528	20	(528)	(20)	—	—	—	—
Transfers to Stage 3(3)	(78)	(1)	(543)	(21)	621	22	—	—
Transfers from Stage 3(3)	4	1	1	—	(5)	(1)	—	—
Transfers of financial instruments	(3,989)	(17)	3,373	(4)	616	21	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	92	—	198	—	272
Change in economic scenarios(2)	—	7	—	44	—	—	—	51
New lending and assets purchased(5)	7,984	10	805	28	94	44	8,883	82
Redemptions, repayments and assets sold (7)	(6,487)	(13)	(818)	(18)	(118)	(25)	(7,423)	(56)
Other(6)	(1,572)	32	521	6	97	5	(954)	43
Assets written off (7)	—	—	—	—	(121)	(51)	(121)	(51)
At 31 December 2020	17,217	54	6,266	199	1,020	350	24,503	603
Net movement in the year	(4,064)	1	3,881	148	568	192	385	341

ECL charge/(release) to the Income Statement		1		148		243		392
Less: Discount unwind		—		—		(5)		(5)
Less: Recoveries net of collection costs		—		—		(93)		(93)
Income statement charge/(release) for the year		1		148		145		294

Corporate & Investment Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	12,972	4	397	37	15	9	13,384	50
Transfers from Stage 1 to Stage 2(3)	(43)	—	43	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	(40)	(13)	40	13	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(43)	—	3	(13)	40	13	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	8	—	—	—	8
New lending and assets purchased (5)	1,119	1	43	—	—	—	1,162	1
Redemptions, repayments and assets sold (7)	(5,005)	(1)	(287)	(1)	(1)	—	(5,293)	(2)
Other(6)	2,174	5	273	(7)	(12)	—	2,435	(2)
Assets written off (7)	—	—	—	—	(42)	(22)	(42)	(22)
At 31 December 2020	11,217	9	429	24	—	—	11,646	33
Net movement in the year	(1,755)	5	32	(13)	(15)	(9)	(1,738)	(17)

ECL charge/(release) to the Income Statement		5		(13)		13		5
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		2		2
Income statement charge/(release) for the year		5		(13)		15		7

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
Corporate Centre	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	67,779	1	94	1	—	—	67,873	2
Transfers from Stage 1 to Stage 2(3)	(87)	(2)	87	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	106	4	(106)	(4)	—	—	—	—
Transfers to Stage 3(3)	(2)	—	(3)	(1)	5	1	—	—
Transfers from Stage 3(3)	1	1	1	—	(2)	(1)	—	—
Transfers of financial instruments	18	3	(21)	(3)	3	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(3)	—	3	—	1	—	1
Change in economic scenarios(2)	—	—	—	6	—	—	—	6
New lending and assets purchased(5)	11,457	1	45	—	1	—	11,503	1
Redemptions, repayments and assets sold (7)	(10,342)	(1)	(9)	(1)	(3)	(1)	(10,354)	(3)
Other(6)	7,389	34	(65)	(6)	1	—	7,325	28
Assets written off (7)	—	—	—	—	(2)	—	(2)	—
At 31 December 2020	76,301	35	44	—	—	—	76,345	35
Net movement in the year	8,522	34	(50)	(1)	—	—	8,472	33

ECL charge/(release) to the Income Statement		34		(1)		—		33
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		4		4
Income statement charge/(release) for the year		34		(1)		4		37

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
Corporate & Commercial Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	23,259	47	1,422	45	375	143	25,056	235
Transfers from Stage 1 to Stage 2(3)	(801)	(3)	801	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	156	7	(156)	(7)	—	—	—	—
Transfers to Stage 3(3)	(42)	—	(109)	(5)	151	5	—	—
Transfers from Stage 3(3)	—	—	16	1	(16)	(1)	—	—
Transfers of financial instruments	(687)	4	552	(8)	135	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(7)	—	18	—	38	—	49
Change in economic scenarios(2)	—	8	—	11	—	—	—	19
New lending and assets purchased(5)	3,733	6	379	7	2	1	4,114	14
Redemptions, repayments and assets sold (7)	(4,062)	(10)	(32)	(11)	(7)	(9)	(4,101)	(30)
Other(6)	(962)	5	64	(11)	55	35	(843)	29
Assets written off (7)	—	—	—	—	(108)	(54)	(108)	(54)
At 31 December 2019	21,281	53	2,385	51	452	158	24,118	262
Net movement in the year	(1,978)	6	963	6	77	15	(938)	27

ECL charge/(release) to the Income Statement		6		6		69		81
Less: Discount unwind		—		—		(6)		(6)
Less: Recoveries net of collection costs		(10)		(8)		(12)		(30)
Income statement charge/(release) for the year		(4)		(2)		51		45

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
Corporate & Investment Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	17,389	5	134	3	26	10	17,549	18
Transfers from Stage 1 to Stage 2(3)	(208)	—	208	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	41	—	(41)	—	—	—	—	—
Transfers to Stage 3(3)	0	—	0	—	—	—	—	—
Transfers from Stage 3(3)	0	—	0	—	—	—	—	—
Transfers of financial instruments	(167)	—	167	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	0	—	0	36	—	—	—	36
New lending and assets purchased (5)	54	—	—	—	—	—	54	—
Redemptions, repayments and assets sold (7)	(5,179)	(1)	50	(1)	(28)	—	(5,157)	(2)
Other(6)	875	—	46	(1)	17	(1)	938	(2)
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2019	12,972	4	397	37	15	9	13,384	50
Net movement in the year	(4,417)	(1)	263	34	(11)	(1)	(4,165)	32

ECL charge/(release) to the Income Statement		(1)		34		(1)		32
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		(8)		(2)		(10)
Income statement charge/(release) for the year		(1)		26		(3)		22

Corporate Centre	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	68,635	3	97	1	(1)	1	68,731	5
Transfers from Stage 1 to Stage 2(3)	(15)	—	15	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7	—	(7)	—	—	—	—	—
Transfers to Stage 3(3)	(4)	—	(4)	—	8	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(12)	—	4	—	8	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	1	—	1
Change in economic scenarios(2)	—	1	—	—	—	—	—	1
New lending and assets purchased(5)	1,849	—	—	—	—	—	1,849	—
Redemptions, repayments and assets sold (7)	(5,328)	—	(155)	—	14	—	(5,469)	—
Other(6)	2,635	(3)	148	—	(18)	(2)	2,765	(5)
Assets written off (7)	—	—	—	—	(3)	—	(3)	—
At 31 December 2019	67,779	1	94	1	—	—	67,873	2
Net movement in the year	(856)	(2)	(3)	—	1	(1)	(858)	(3)

ECL charge/(release) to the Income Statement		(2)		—		(1)		(3)
Less: Discount unwind		—		—		1		1
Less: Recoveries net of collection costs		—		—		(1)		(1)
Income statement charge/(release) for the year		(2)		—		(1)		(3)